Not FDIC Insured May Lose Value No Bank Guarantee
TIT-Q3PH

Schedules of Investments
(unaudited)
Templeton Global Bond Fund 2
Templeton Global Total Return Fund 9
Templeton International Bond Fund 17
Templeton Sustainable Emerging Markets Bond Fund 23
Notes to Schedules of Investments 28

Templeton Income Trust
Schedule of Investments (unaudited), September 30, 2024
Templeton Global Bond Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 80.7%
Australia 13.3%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 208,309,000 AUD $ 118,191,011
a
Senior Bond , Reg S, 1.75% , 3/20/34 94,524,000 AUD 50,610,447
Queensland Treasury Corp. ,
Senior Bond , 2% , 8/22/33 ........ 54,445,000 AUD 30,455,610
a
Senior Bond , 144A, Reg S, 1.75% ,
7/20/34 ...................... 241,968,000 AUD 128,165,212
Treasury Corp. of Victoria ,
Senior Bond , 2.25% , 11/20/34 ..... 141,082,000 AUD 77,245,877
Senior Bond , 2% , 11/20/37 ........ 189,652,000 AUD 91,483,623
496,151,780
Brazil 9.6%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 342,452,000 BRL 60,273,021
10% , 1/01/31 .................. 909,614,000 BRL 150,674,823
10% , 1/01/33 .................. 203,346,000 BRL 33,212,356
F , 10% , 1/01/29 ................ 670,034,000 BRL 114,358,863
358,519,063
Colombia 6.5%
Colombia Titulos de Tesoreria ,
B , 7.75% , 9/18/30 .............. 213,973,300,000 COP 47,384,553
B , 7% , 3/26/31 ................. 110,158,200,000 COP 23,221,716
B , 7% , 6/30/32 ................. 107,691,000,000 COP 21,920,318
B , 13.25% , 2/09/33 ............. 248,870,000,000 COP 70,226,977
B , 7.25% , 10/18/34 ............. 148,699,000,000 COP 29,335,197
B , 6.25% , 7/09/36 .............. 41,872,000,000 COP 7,298,185
B , 9.25% , 5/28/42 .............. 206,416,000,000 COP 43,304,894
242,691,840
Egypt 0.2%
a
Egypt Government Bond ,
Senior Bond , 144A, 8.5% , 1/31/47 .. 3,020,000 2,442,463
Senior Bond , 144A, 8.875% , 5/29/50 4,833,000 4,010,278
Senior Bond , 144A, 8.75% , 9/30/51 . 1,390,000 1,140,460
7,593,201
Germany 1.0%
a
Bundesobligation , Reg S, 10/18/24 ... 32,735,000 EUR 36,391,502
Ghana 1.2%
b
Ghana Government Bond ,
PIK, 8.5% , 2/15/28 .............. 187,211,321 GHS 7,487,524
PIK, 8.65% , 2/13/29 ............. 114,753,627 GHS 4,140,729
PIK, 8.8% , 2/12/30 .............. 188,040,504 GHS 6,244,732
PIK, 8.95% , 2/11/31 ............. 35,560,815 GHS 1,100,204
PIK, 9.1% , 2/10/32 .............. 167,886,340 GHS 4,925,039
PIK, 9.25% , 2/08/33 ............. 141,316,193 GHS 3,936,994
PIK, 9.4% , 2/07/34 .............. 168,627,741 GHS 4,554,721
PIK, 9.55% , 2/06/35 ............. 119,097,624 GHS 3,147,871
PIK, 9.7% , 2/05/36 .............. 141,821,321 GHS 3,695,845
PIK, 9.85% , 2/03/37 ............. 142,223,930 GHS 3,676,651
PIK, 10% , 2/02/38 .............. 142,594,085 GHS 3,673,996
46,584,306

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Hungary 0.1%
a
Hungary Government Bond , Senior
Bond , Reg S, 1.5% , 11/17/50 ...... 3,940,000 EUR $ 2,494,917
India 6.8%
India Government Bond ,
7.26% , 1/14/29 ................ 4,296,000,000 INR 52,579,635
Senior Bond , 7.26% , 8/22/32 ...... 12,972,780,000 INR 160,249,281
Senior Bond , 7.18% , 8/14/33 ...... 2,615,000,000 INR 32,076,417
Senior Note , 7.1% , 4/18/29 ....... 917,600,000 INR 11,133,908
256,039,241
Indonesia 4.6%
Indonesia Government Bond ,
FR73 , 8.75% , 5/15/31 ........... 80,267,000,000 IDR 5,952,323
FR82 , 7% , 9/15/30 .............. 291,868,000,000 IDR 19,940,522
FR87 , 6.5% , 2/15/31 ............ 56,763,000,000 IDR 3,779,276
FR91 , 6.375% , 4/15/32 .......... 159,351,000,000 IDR 10,492,327
FR95 , 6.375% , 8/15/28 .......... 144,447,000,000 IDR 9,599,333
FR96 , 7% , 2/15/33 .............. 1,801,954,000,000 IDR 123,368,388
173,132,169
Israel 1.7%
a
Israel Government Bond ,
Senior Bond , Reg S, 1.5% , 1/16/29 . 59,394,000 EUR 59,961,258
Senior Bond , Reg S, 0.625% , 1/18/32 4,111,000 EUR 3,633,111
63,594,369
Malaysia 8.4%
Malaysia Government Bond ,
3.882% , 3/14/25 ................ 48,060,000 MYR 11,692,839
3.955% , 9/15/25 ................ 28,830,000 MYR 7,042,013
3.9% , 11/30/26 ................. 226,950,000 MYR 55,788,648
3.892% , 3/15/27 ................ 19,290,000 MYR 4,742,613
3.502% , 5/31/27 ................ 30,640,000 MYR 7,462,657
3.899% , 11/16/27 ............... 691,620,000 MYR 170,280,376
4.498% , 4/15/30 ................ 97,744,000 MYR 24,787,781
3.582% , 7/15/32 ................ 134,410,000 MYR 32,293,136
314,090,063
Mexico 4.2%
Mexican Bonos ,
M , 10% , 11/20/36 ............... 121,740,000 MXN 6,481,754
M , Senior Bond , 7.75% , 11/23/34 ... 378,250,000 MXN 17,252,157
Mexican Bonos Desarr Fixed Rate ,
M , 7.5% , 5/26/33 ............... 2,285,440,000 MXN 103,830,819
M , Senior Bond , 8.5% , 11/18/38 .... 223,180,000 MXN 10,446,226
M , Senior Bond , 7.75% , 11/13/42 ... 480,400,000 MXN 20,376,944
158,387,900
Norway 3.3%
a
Norway Government Bond ,
Senior Bond , 144A, Reg S, 1.75% ,
3/13/25 ...................... 890,910,000 NOK 83,470,713
Senior Bond , 144A, Reg S, 1.5% ,
2/19/26 ...................... 370,824,000 NOK 34,155,513

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Norway (continued)
a
Norway Government Bond, (continued)
Senior Bond , 144A, Reg S, 1.75% ,
2/17/27 ...................... 68,460,000 NOK $ 6,254,841
123,881,067
Panama 4.6%
Panama Government Bond ,
Senior Bond , 2.252% , 9/29/32 ..... 22,130,000 17,166,236
Senior Bond , 3.298% , 1/19/33 ..... 2,130,000 1,782,839
Senior Bond , 6.4% , 2/14/35 ....... 71,380,000 73,081,209
Senior Bond , 6.875% , 1/31/36 ..... 11,770,000 12,372,826
Senior Bond , 8% , 3/01/38 ........ 59,930,000 67,828,683
172,231,793
Romania 3.4%
a
Romania Government Bond ,
Senior Bond , 144A, 7.125% , 1/17/33 30,630,000 33,554,552
Senior Bond , 144A, 6.375% , 1/30/34 69,210,000 72,198,073
Senior Bond , 144A, 6% , 5/25/34 .... 22,230,000 22,593,349
128,345,974
Serbia 0.4%
Serbia Treasury Bonds , 4.5% , 8/20/32 . 1,617,620,000 RSD 14,743,308
South Africa 4.2%
South Africa Government Bond ,
Senior Bond , 8.875% , 2/28/35 ..... 652,390,000 ZAR 34,969,171
Senior Bond , 8.5% , 1/31/37 ....... 1,228,730,000 ZAR 61,780,690
Senior Bond , 9% , 1/31/40 ........ 1,168,600,000 ZAR 59,210,221
155,960,082
South Korea 4.7%
Korea Treasury Bonds ,
3.25% , 3/10/28 ................ 6,875,990,000 KRW 5,282,757
3.5% , 9/10/28 ................. 218,715,010,000 KRW 169,765,278
175,048,035
Uruguay 2.5%
c
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 3,773,710,715 UYU 94,354,787
Total Foreign Government and Agency Securities (Cost $ 3,058,201,501 ) ...........
3,020,235,397
U.S. Government and Agency Securities 6.5%
United States 6.5%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 3,920,000 3,538,949
3.125%, 2/15/43 ................ 18,463,000 15,981,313
3.625%, 8/15/43 ................ 169,433,000 156,963,790
3.75%, 11/15/43 ................ 15,349,000 14,444,848

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
U.S. Treasury Bonds, (continued)
U.S. Treasury Notes , 3.5%, 2/15/33 ... 53,358,000 $ 52,438,825
243,367,725
Total U.S. Government and Agency Securities (Cost $ 247,139,442 ) ................
243,367,725
Total Long Term Investments (Cost $ 3,305,340,943 ) .............................
3,263,603,122
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.6%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 149.50 JPY , Expires 2/05/25 .. 1 264,692,000 1,907,572
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 159.00 JPY , Expires 10/25/24 . 1 175,879,000 4,030
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 159.00 JPY , Expires 10/25/24 . 1 176,458,000 4,043
1,915,645
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , December Strike
Price 135.70 JPY , Expires 12/16/24 . 1 176,464,000 1,271,194
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 136.20 JPY , Expires 2/05/25 .. 1 439,697,500 5,845,166
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 136.20 JPY , Expires 2/05/25 .. 1 439,697,500 5,845,166
Foreign Exchange USD/JPY ,
Counterparty MSCO , December Strike
Price 140.60 JPY , Expires 12/16/24 . 1 352,916,000 5,918,518
18,880,044
Total Options Purchased (Cost $ 28,017,181 ) ....................................
20,795,689

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 10.0%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 10.0%
United States 10.0%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio , 4.74% .......... 374,761,909 $ 374,761,909
Total Money Market Funds (Cost $ 374,761,909 ) .................................
374,761,909
a a a a a
Total Short Term Investments (Cost $ 374,761,909 ) ...............................
374,761,909
a a a
Total Investments (Cost $ 3,708,120,033 ) 97.8% ..................................
$3,659,160,720
Options Written (0.4) % .......................................................
(15,868,620)
Other Assets, less Liabilities 2.6% .............................................
100,195,142
Net Assets 100.0% ...........................................................
$3,743,487,242
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.4)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 142.80 JPY , Expires 2/05/25 .. 1 175,878,500 (3,833,790)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 145.00 JPY , Expires 2/05/25 .. 1 88,227,000 (1,373,616)
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 146.00 JPY , Expires 10/25/24 . 1 176,458,000 (931,519)
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 146.00 JPY , Expires 1/27/25 .. 1 176,459,000 (2,293,866)
(8,432,791)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , December Strike
Price 129.20 JPY , Expires 12/16/24 . 1 352,922,000 (756,373)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 130.39 JPY , Expires 2/05/25 .. 1 439,697,500 (2,523,331)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 130.39 JPY , Expires 2/05/25 .. 1 439,697,500 (2,523,331)
Foreign Exchange USD/JPY ,
Counterparty MSCO , December Strike
Price 137.10 JPY , Expires 12/16/24 . 1 176,458,000 (1,632,794)
(7,435,829)
Total Options Written (Premiums received $ 20,523,603 ) ..........................
$ (15,868,620)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2024 , the Fund had the following forward exchange contracts outstanding.
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $541,076,689, representing 14.5% of net assets.
b
Income may be received in additional securities and/or cash.
c
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
d
See Note 4 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 2,366,957,100 28,301,035 10/03/24 $ — $ (51,298)
Indian Rupee ...... HSBK Sell 2,366,957,100 28,262,174 10/03/24 12,437 —
Norwegian Krone ... MSCO Buy 642,880,000 60,304,015 10/10/24 630,283 —
Norwegian Krone ... MSCO Sell 143,380,000 13,522,305 10/10/24 — (67,727)
Dinar ............ DBAB Buy 2,081,824,379 19,528,660 10/15/24 277,865 —
Indian Rupee ...... JPHQ Buy 1,590,808,500 18,999,265 10/15/24 — (24,799)
South Korean Won .. JPHQ Buy 16,182,300,000 11,736,936 10/15/24 539,507 —
Dinar ............ DBAB Buy 2,035,842,264 19,137,201 10/21/24 233,295 —
Thai Baht ......... HSBK Buy 1,913,553,624 53,558,185 10/24/24 5,562,853 —
Thai Baht ......... HSBK Sell 1,913,553,624 54,950,855 10/24/24 — (4,170,183)
Thai Baht ......... JPHQ Buy 464,383,000 12,986,102 10/24/24 1,361,447 —
Thai Baht ......... JPHQ Sell 464,383,000 13,282,740 10/24/24 — (1,064,809)
Dinar ............ DBAB Buy 896,483,143 8,560,355 10/29/24 — (29,709)
Japanese Yen ...... MSCO Buy 31,721,500,000 222,475,881 10/29/24 96,373 (969,757)
Japanese Yen ...... MSCO Sell 23,941,440,000 167,884,925 10/29/24 981,124 (348,154)
Chilean Peso ...... HSBK Buy 15,512,700,000 16,194,995 11/04/24 1,060,960 —
Chilean Peso ...... HSBK Buy 16,280,400,000 17,441,106 11/13/24 667,828 —
Chilean Peso ...... JPHQ Buy 18,410,300,000 19,729,408 11/13/24 748,645 —
Japanese Yen ...... MSCO Buy 22,397,100,000 145,203,765 11/21/24 11,690,585 —
Japanese Yen ...... MSCO Sell 22,397,100,000 156,089,487 11/21/24 307,731 (1,112,594)
Mexican Peso ...... HSBK Buy 990,250,111 50,675,291 11/22/24 — (787,687)
Mexican Peso ...... BNDP Buy 903,398,478 45,528,365 11/26/24 43,662 (87,713)
Mexican Peso ...... HSBK Buy 901,825,553 45,712,247 11/26/24 — (307,126)
Dinar ............ DBAB Buy 2,253,654,000 21,315,459 12/10/24 147,224 —
Chilean Peso ...... JPHQ Buy 24,185,600,000 25,856,443 12/16/24 1,038,403 —
Dinar ............ DBAB Buy 1,909,460,242 18,142,795 12/18/24 43,324 —
Indian Rupee ...... CITI Buy 1,596,806,500 18,953,193 12/18/24 29,973 —
Indian Rupee ...... JPHQ Buy 966,869,900 11,504,877 12/18/24 — (10,528)
New Zealand Dollar . BOFA Buy 4,880,000 3,004,494 12/18/24 95,671 —
New Zealand Dollar . JPHQ Buy 175,070,000 107,754,710 12/18/24 3,463,726 —
South Korean Won .. DBAB Buy 10,256,000,000 7,691,039 12/18/24 116,198 —
South Korean Won .. HSBK Buy 241,163,000,000 180,455,848 12/18/24 3,126,109 —
Indian Rupee ...... HSBK Buy 2,366,957,100 28,166,660 12/23/24 — (35,758)
Japanese Yen ...... BNDP Buy 41,246,625,520 266,952,035 1/17/25 24,194,489 —
Japanese Yen ...... DBAB Buy 13,128,207,310 84,940,455 1/17/25 7,727,294 —
Japanese Yen ...... DBAB Sell 3,386,700,000 24,127,896 1/17/25 222,281 —
Japanese Yen ...... GSCO Buy 5,039,000,000 32,776,115 1/17/25 2,792,548 —
Japanese Yen ...... MSCO Buy 20,771,214,000 147,271,795 1/29/25 — (472,258)
Japanese Yen ...... MSCO Sell 5,916,861,000 41,391,256 1/29/25 — (425,869)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2024 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 34 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Dinar ............ DBAB Buy 1,097,715,000 10,417,719 3/10/25 $ 49,016 $ —
Mexican Peso ...... BNDP Buy 328,304,649 15,882,808 3/10/25 384,292 —
Total Forward Exchange Contracts ................................................... $67,645,143 $(9,965,969)
Net unrealized appreciation (depreciation) ............................................ $57,679,174
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 231,810,000 $ (2,147,667) $ — $ (2,147,667)
Receive Fixed 3.847% . Annual
Pay Floating 1-day
SOFR ............ Annual 8/31/33 42,010,000 1,729,907 — 1,729,907
Total Interest Rate Swap Contracts .................................... $(417,760) $ — $(417,760)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Schedule of Investments (unaudited), September 30, 2024
Templeton Global Total Return Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd. , A .... Broadline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd. , B .... Broadline Retail 50,014,925 —
—
Total Common Stocks (Cost $ 1,645,359 ) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a ,d ,e ,f
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, PIK, 3% ,
12/31/22 ..................... Broadline Retail 37,627,701 —
Senior Secured Note , 144A, PIK, 8% ,
12/31/22 ..................... Broadline Retail 14,528,882 EUR —
a ,d ,e ,f
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 19,186,470 —
—
Total Corporate Bonds (Cost $ 46,940,535 ) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 73.9%
Australia 2.8%
Treasury Corp. of Victoria ,
Senior Bond , 2.25% , 11/20/34 ..... 2,963,000 AUD 1,622,316
Senior Bond , 2% , 11/20/37 ........ 11,977,000 AUD 5,777,420
7,399,736
Brazil 7.6%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 17,290,000 BRL 3,043,114
10% , 1/01/31 .................. 31,491,000 BRL 5,216,389
10% , 1/01/33 .................. 17,206,000 BRL 2,810,244
F , 10% , 1/01/29 ................ 51,267,000 BRL 8,750,057
19,819,804
Colombia 2.3%
Colombia Titulos de Tesoreria , B ,
9.25% , 5/28/42 ................ 28,666,000,000 COP 6,013,963
Dominican Republic 3.0%
f
Dominican Republic Government Bond ,
Senior Bond , 144A, 5.3% , 1/21/41 .. 2,370,000 2,185,661
Senior Bond , 144A, 6.4% , 6/05/49 .. 580,000 594,895
Senior Bond , 144A, 5.875% , 1/30/60 5,340,000 5,016,074
7,796,630
Ecuador 4.6%
f
Ecuador Government Bond , Senior
Bond , 144A, 5.5% , 7/31/35 ........ 20,916,000 11,941,183

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Egypt 2.6%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 199,700,000 EGP $ 4,060,594
f
Senior Bond , 144A, 8.75% , 9/30/51 . 1,080,000 886,113
f
Senior Bond , 144A, 7.5% , 2/16/61 .. 2,370,000 1,721,235
6,667,942
Ghana 1.9%
d
Ghana Government Bond ,
PIK, 8.5% , 2/15/28 .............. 25,713,028 GHS 1,028,394
PIK, 8.8% , 2/12/30 .............. 25,557,541 GHS 848,753
PIK, 9.1% , 2/10/32 .............. 23,239,163 GHS 681,734
PIK, 9.25% , 2/08/33 ............. 10,626,939 GHS 296,061
PIK, 9.4% , 2/07/34 .............. 19,537,152 GHS 527,708
PIK, 9.55% , 2/06/35 ............. 8,231,996 GHS 217,580
PIK, 9.7% , 2/05/36 .............. 16,172,303 GHS 421,448
PIK, 9.85% , 2/03/37 ............. 16,216,473 GHS 419,214
PIK, 10% , 2/02/38 .............. 16,259,707 GHS 418,938
4,859,830
Hungary 5.5%
Hungary Government Bond ,
1% , 11/26/25 .................. 116,400,000 HUF 310,621
3% , 10/27/27 .................. 273,100,000 HUF 710,325
4.75% , 11/24/32 ................ 5,126,900,000 HUF 13,233,259
f
Senior Bond , Reg S, 1.5% , 11/17/50 280,000 EUR 177,304
14,431,509
India 5.7%
India Government Bond , Senior Bond ,
7.26% , 8/22/32 ................ 1,219,000,000 INR 15,057,981
Kazakhstan 4.5%
Kazakhstan MEOKAM ,
10.67% , 1/21/26 ................ 297,400,000 KZT 604,061
15.35% , 11/18/27 ............... 50,500,000 KZT 112,176
Kazakhstan MEUKAM ,
9% , 7/03/27 ................... 680,900,000 KZT 1,310,036
15.3% , 3/03/29 ................ 252,400,000 KZT 571,949
10.55% , 7/28/29 ................ 315,300,000 KZT 608,842
11% , 2/04/30 .................. 41,000,000 KZT 80,446
12% , 3/07/30 .................. 983,370,000 KZT 1,995,324
12% , 2/22/31 .................. 844,030,000 KZT 1,706,911
10.3% , 3/17/31 ................ 224,900,000 KZT 421,540
14% , 5/12/31 .................. 60,600,000 KZT 134,004
Senior Bond , 5.49% , 3/27/27 ...... 278,100,000 KZT 498,098
Senior Bond , 5% , 4/18/28 ........ 494,200,000 KZT 820,508
Senior Bond , 5.5% , 9/20/28 ....... 724,300,000 KZT 1,196,534
Senior Bond , 7.68% , 8/13/29 ...... 1,052,000,000 KZT 1,824,419
11,884,848
Malaysia 10.4%
Malaysia Government Bond ,
3.882% , 3/14/25 ................ 14,090,000 MYR 3,428,050
3.955% , 9/15/25 ................ 5,335,000 MYR 1,303,127
3.502% , 5/31/27 ................ 4,190,000 MYR 1,020,513
3.899% , 11/16/27 ............... 77,940,000 MYR 19,189,226

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Malaysia (continued)
Malaysia Government Bond, (continued)
3.885% , 8/15/29 ................ 9,526,000 MYR $ 2,350,405
27,291,321
Mexico 4.4%
Mexican Bonos ,
M , 10% , 11/20/36 ............... 9,610,000 MXN 511,661
M , Senior Bond , 7.75% , 11/23/34 ... 29,910,000 MXN 1,364,209
Mexican Bonos Desarr Fixed Rate ,
M , 7.5% , 5/26/33 ............... 158,380,000 MXN 7,195,431
M , Senior Bond , 8.5% , 11/18/38 .... 17,630,000 MXN 825,195
M , Senior Bond , 7.75% , 11/13/42 ... 37,940,000 MXN 1,609,286
11,505,782
Mongolia 1.8%
f
Mongolia Government Bond ,
Senior Bond , 144A, 4.45% , 7/07/31 . 4,370,000 3,891,796
Senior Note , 144A, 3.5% , 7/07/27 .. 1,000,000 929,705
4,821,501
Norway 4.3%
f
Norway Government Bond ,
Senior Bond , 144A, Reg S, 1.5% ,
2/19/26 ...................... 98,567,000 NOK 9,078,718
Senior Bond , 144A, Reg S, 1.75% ,
2/17/27 ...................... 23,754,000 NOK 2,170,282
11,249,000
Panama 3.2%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 1,110,000 1,136,455
Senior Bond , 6.7% , 1/26/36 ....... 4,850,000 5,066,330
Senior Bond , 6.875% , 1/31/36 ..... 2,150,000 2,260,117
8,462,902
South Africa 4.4%
South Africa Government Bond ,
Senior Bond , 8.875% , 2/28/35 ..... 58,140,000 ZAR 3,116,399
Senior Bond , 8.5% , 1/31/37 ....... 78,600,000 ZAR 3,952,017
Senior Bond , 9% , 1/31/40 ........ 89,270,000 ZAR 4,523,102
11,591,518
Sri Lanka 0.9%
e ,f
Sri Lanka Government Bond ,
Senior Bond , 144A, 6.2% , 5/11/27 .. 3,160,000 1,775,728
Senior Bond , 144A, 6.75% , 4/18/28 . 460,000 259,851
Senior Bond , 144A, 7.85% , 3/14/29 . 659,000 372,267
2,407,846
Supranational 4.0%
g
Asian Development Bank ,
Senior Note , 11.2% , 1/31/25 ....... 16,141,000,000 COP 3,827,494

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Supranational (continued)
g
Asian Development Bank, (continued)
Senior Note , 10.1% , 1/23/26 ...... 27,861,000,000 COP $ 6,763,134
10,590,628
Total Foreign Government and Agency Securities (Cost $ 197,908,193 ) ............
193,793,924
U.S. Government and Agency Securities 7.7%
United States 7.7%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 13,110,000 11,835,616
3.75%, 11/15/43 ................ 8,960,000 8,432,200
20,267,816
Total U.S. Government and Agency Securities (Cost $ 20,406,652 ) .................
20,267,816
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 266,900,739 ) ...............................
214,061,740
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.5%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 149.50 JPY , Expires 2/05/25 .. 1 15,156,000 109,226
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 159.00 JPY , Expires 10/25/24 . 1 10,071,000 231
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 159.00 JPY , Expires 10/25/24 . 1 10,105,000 231
109,688
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , December Strike
Price 135.70 JPY , Expires 12/16/24 . 1 10,104,000 72,786
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 136.20 JPY , Expires 2/05/25 .. 1 25,177,500 334,700
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 136.20 JPY , Expires 2/05/25 .. 1 25,177,500 334,700

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/JPY ,
Counterparty MSCO , December Strike
Price 140.60 JPY , Expires 12/16/24 . 1 20,210,000 $ 338,928
1,081,114
Total Options Purchased (Cost $ 1,604,306 ) .....................................
1,190,802
Short Term Investments 12.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.2%
Egypt 4.2%
h
Egypt Treasury Bills ,
3/04/25 ...................... 254,400,000 EGP 4,709,547
3/18/25 ...................... 347,675,000 EGP 6,373,483
11,083,030
Total Foreign Government and Agency Securities (Cost $ 11,245,324 ) ..............
11,083,030
Shares
Money Market Funds 8.5%
United States 8.5%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio , 4.74% .......... 22,295,336 22,295,336
Total Money Market Funds (Cost $ 22,295,336 ) ..................................
22,295,336
a a a a a
Total Short Term Investments (Cost $ 33,540,660 ) ................................
33,378,366
a a a
Total Investments (Cost $ 302,045,705 ) 94.8% ...................................
$248,630,908
Options Written (0.3) % .......................................................
(908,687)
Other Assets, less Liabilities 5.5% .............................................
14,681,439
Net Assets 100.0% ...........................................................
$262,403,660
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.3)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 142.80 JPY , Expires 2/05/25 .. 1 10,070,750 (219,522)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 145.00 JPY , Expires 2/05/25 .. 1 5,053,000 (78,671)
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 146.00 JPY , Expires 10/25/24 . 1 10,105,000 (53,344)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 146.00 JPY , Expires 1/27/25 .. 1 10,105,000 $ (131,359)
(482,896)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , December Strike
Price 129.20 JPY , Expires 12/16/24 . 1 20,209,000 (43,312)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 130.39 JPY , Expires 2/05/25 .. 1 25,177,500 (144,488)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 130.39 JPY , Expires 2/05/25 .. 1 25,177,500 (144,488)
Foreign Exchange USD/JPY ,
Counterparty MSCO , December Strike
Price 137.10 JPY , Expires 12/16/24 . 1 10,105,000 (93,503)
(425,791)
Total Options Written (Premiums received $ 1,175,239 ) ...........................
$ (908,687)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $41,000,812, representing 15.6% of net assets.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 4 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2024 , the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 318,707,100 3,810,691 10/03/24 $ — $ (6,907)
Indian Rupee ...... HSBK Sell 318,707,100 3,805,458 10/03/24 1,675 —
Norwegian Krone ... MSCO Buy 9,256,000 845,112 10/10/24 32,203 —
Indonesian Rupiah .. BNDP Buy 42,669,780,000 2,629,879 10/25/24 178,518 —
Indonesian Rupiah .. BNDP Sell 42,669,780,000 2,757,158 10/25/24 — (51,239)
Japanese Yen ...... MSCO Buy 1,813,640,000 12,719,801 10/29/24 5,510 (55,445)
Japanese Yen ...... MSCO Sell 1,368,830,000 9,598,668 10/29/24 56,095 (19,905)
Brazilian Real ...... JPHQ Buy 17,958,719 3,222,682 11/04/24 71,146 —
Japanese Yen ...... MSCO Buy 2,924,000,000 18,956,731 11/21/24 1,526,237 —
Japanese Yen ...... MSCO Sell 1,461,834,000 9,905,252 11/21/24 — (335,069)
Australian Dollar .... DBAB Buy 5,563,000 3,729,042 11/22/24 119,458 —
Australian Dollar .... DBAB Sell 3,390,000 2,298,905 11/22/24 — (46,307)
Australian Dollar .... JPHQ Buy 30,576,000 20,503,960 11/22/24 648,609 —
Mexican Peso ...... HSBK Buy 65,562,477 3,355,110 11/22/24 — (52,151)
Mexican Peso ...... BNDP Buy 59,812,208 3,014,342 11/26/24 2,891 (5,807)
Mexican Peso ...... HSBK Buy 59,708,065 3,026,516 11/26/24 — (20,334)
Australian Dollar .... MSCO Buy 5,930,000 3,926,549 12/12/24 176,330 —
Indian Rupee ...... CITI Buy 773,827,980 9,184,902 12/18/24 14,525 —
South Korean Won .. DBAB Buy 34,543,290,000 25,904,229 12/18/24 391,366 —
Indian Rupee ...... HSBK Buy 318,707,100 3,792,597 12/23/24 — (4,815)
Indonesian Rupiah .. HSBK Buy 17,448,100,000 1,068,011 12/24/24 77,038 —
Indonesian Rupiah .. HSBK Sell 17,448,100,000 1,125,103 12/24/24 — (19,946)
Japanese Yen ...... BNDP Buy 706,082,800 4,569,834 1/17/25 414,175 —
Japanese Yen ...... DBAB Buy 1,374,954,060 8,896,053 1/17/25 809,301 —
Japanese Yen ...... MSCO Buy 1,187,565,000 8,420,058 1/29/25 — (27,001)
Japanese Yen ...... MSCO Sell 338,294,000 2,366,528 1/29/25 — (24,349)
Euro ............. BZWS Buy 7,833,000 8,610,817 2/06/25 153,619 —
Mexican Peso ...... BNDP Buy 21,736,436 1,051,571 3/10/25 25,443 —
Total Forward Exchange Contracts ................................................... $4,704,139 $(669,275)
Net unrealized appreciation (depreciation) ............................................ $4,034,864
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2024 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 34 .
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.38% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 15,605,204 BRL $ (52,932) $ — $ (52,932)
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 4,920,000 (45,583) — (45,583)
Total Interest Rate Swap Contracts .................................... $(98,515) $ — $(98,515)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Schedule of Investments (unaudited), September 30, 2024
Templeton International Bond Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 81.4%
Australia 11.4%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 1,275,000 AUD $ 723,413
a
Senior Bond , Reg S, 1.75% , 3/20/34 231,000 AUD 123,683
Queensland Treasury Corp. ,
Senior Bond , 2% , 8/22/33 ........ 410,000 AUD 229,347
a
Senior Bond , 144A, Reg S, 1.75% ,
7/20/34 ...................... 841,000 AUD 445,460
Treasury Corp. of Victoria ,
Senior Bond , 2.25% , 11/20/34 ..... 527,000 AUD 288,546
Senior Bond , 2% , 11/20/37 ........ 1,447,000 AUD 697,998
2,508,447
Brazil 9.9%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 6,450,000 BRL 1,135,228
10% , 1/01/31 .................. 3,770,000 BRL 624,489
F , 10% , 1/01/29 ................ 2,480,000 BRL 423,277
2,182,994
Colombia 6.9%
Colombia Titulos de Tesoreria ,
B , 7.5% , 8/26/26 ............... 2,238,600,000 COP 526,046
B , 6% , 4/28/28 ................. 81,000,000 COP 17,551
B , 7.75% , 9/18/30 .............. 399,000,000 COP 88,359
B , 7% , 3/26/31 ................. 142,000,000 COP 29,934
B , 7% , 6/30/32 ................. 670,000,000 COP 136,377
B , 13.25% , 2/09/33 ............. 357,000,000 COP 100,740
B , 7.25% , 10/18/34 ............. 608,000,000 COP 119,946
B , 6.25% , 7/09/36 .............. 290,000,000 COP 50,546
B , 9.25% , 5/28/42 .............. 2,152,000,000 COP 451,477
1,520,976
Egypt 1.9%
a
Egypt Government Bond ,
Senior Bond , 144A, 8.875% , 5/29/50 200,000 165,954
Senior Bond , 144A, 8.75% , 9/30/51 . 300,000 246,143
412,097
Germany 1.0%
a
Bundesobligation , Reg S, 10/18/24 ... 194,000 EUR 215,670
Ghana 1.3%
b
Ghana Government Bond ,
PIK, 8.35% , 2/16/27 ............. 250,113 GHS 11,289
PIK, 8.5% , 2/15/28 .............. 1,043,343 GHS 41,729
PIK, 8.65% , 2/13/29 ............. 807,797 GHS 29,148
PIK, 8.8% , 2/12/30 .............. 1,044,298 GHS 34,681
PIK, 8.95% , 2/11/31 ............. 419,912 GHS 12,991
PIK, 9.1% , 2/10/32 .............. 938,101 GHS 27,520
PIK, 9.25% , 2/08/33 ............. 858,470 GHS 23,916
PIK, 9.4% , 2/07/34 .............. 890,442 GHS 24,051
PIK, 9.55% , 2/06/35 ............. 635,812 GHS 16,805
PIK, 9.7% , 2/05/36 .............. 720,368 GHS 18,773
PIK, 9.85% , 2/03/37 ............. 722,336 GHS 18,673

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
b
Ghana Government Bond, (continued)
PIK, 10% , 2/02/38 .............. 713,306 GHS $ 18,379
277,955
Hungary 0.1%
a
Hungary Government Bond , Senior
Bond , Reg S, 1.5% , 11/17/50 ...... 20,000 EUR 12,665
India 5.2%
India Government Bond ,
Senior Bond , 7.26% , 8/22/32 ...... 18,000,000 INR 222,349
Senior Bond , 7.18% , 8/14/33 ...... 29,000,000 INR 355,723
Senior Note , 7.1% , 4/18/29 ....... 45,600,000 INR 553,298
1,131,370
Indonesia 4.6%
Indonesia Government Bond , FR96 , 7% ,
2/15/33 ...................... 14,757,000,000 IDR 1,010,318
Israel 1.6%
a
Israel Government Bond ,
Senior Bond , Reg S, 1.5% , 1/16/29 . 332,000 EUR 335,171
Senior Bond , Reg S, 0.625% , 1/18/32 19,000 EUR 16,791
351,962
Malaysia 4.8%
Malaysia Government Bond ,
3.882% , 3/14/25 ................ 390,000 MYR 94,886
3.899% , 11/16/27 ............... 3,040,000 MYR 748,463
3.582% , 7/15/32 ................ 870,000 MYR 209,025
1,052,374
Mexico 6.8%
Mexican Bonos ,
M , 10% , 11/20/36 ............... 1,000,000 MXN 53,243
M , Senior Bond , 7.75% , 11/23/34 ... 3,060,000 MXN 139,568
Mexican Bonos Desarr Fixed Rate ,
M , 7.75% , 5/29/31 .............. 6,710,000 MXN 317,081
M , 7.5% , 5/26/33 ............... 15,970,000 MXN 725,540
M , Senior Bond , 8.5% , 11/18/38 .... 1,830,000 MXN 85,656
M , Senior Bond , 7.75% , 11/13/42 ... 3,940,000 MXN 167,121
1,488,209
Panama 4.6%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 580,000 593,823
Senior Bond , 6.875% , 1/31/36 ..... 390,000 409,975
1,003,798
Romania 3.0%
a
Romania Government Bond ,
Senior Bond , 144A, 7.125% , 1/17/33 170,000 186,232
Senior Bond , 144A, 6.375% , 1/30/34 380,000 396,406

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Romania (continued)
a
Romania Government Bond, (continued)
Senior Bond , 144A, 6% , 5/25/34 .... 80,000 $ 81,307
663,945
Serbia 0.4%
Serbia Treasury Bonds , 4.5% , 8/20/32 . 9,330,000 RSD 85,035
South Africa 4.1%
South Africa Government Bond ,
Senior Bond , 8.875% , 2/28/35 ..... 4,470,000 ZAR 239,599
Senior Bond , 8.5% , 1/31/37 ....... 6,820,000 ZAR 342,910
Senior Bond , 9% , 1/31/40 ........ 6,470,000 ZAR 327,820
910,329
South Korea 4.7%
Korea Treasury Bonds , 1.875% , 6/10/26 1,373,520,000 KRW 1,025,149
Supranational 6.5%
c
Inter-American Development Bank ,
Senior Note , 7.35% , 10/06/30 ...... 5,000,000 INR 61,335
c
International Bank for Reconstruction &
Development ,
Senior Bond , 7.07% , 6/26/29 ...... 4,700,000 MXN 227,597
Senior Note , 7.05% , 7/22/29 ...... 15,000,000 INR 181,304
Senior Note , 6.5% , 4/17/30 ....... 58,000,000 INR 685,672
c
International Finance Corp. ,
a
Senior Bond , Reg S, 8.375% , 5/31/29 3,600,000 MXN 171,249
Senior Bond , 7.75% , 1/18/30 ...... 2,100,000 MXN 103,797
1,430,954
Uruguay 2.6%
d
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 22,796,732 UYU 569,991
Total Foreign Government and Agency Securities (Cost $ 18,448,895 ) ..............
17,854,238
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.6%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 149.50 JPY , Expires 2/05/25 .. 1 1,566,000 11,286
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 159.00 JPY , Expires 10/25/24 . 1 1,041,000 24
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 159.00 JPY , Expires 10/25/24 . 1 1,045,000 24
11,334

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , December Strike
Price 135.70 JPY , Expires 12/16/24 . 1 1,044,000 $ 7,521
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 136.20 JPY , Expires 2/05/25 .. 1 2,602,500 34,596
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 136.20 JPY , Expires 2/05/25 .. 1 2,602,500 34,596
Foreign Exchange USD/JPY ,
Counterparty MSCO , December Strike
Price 140.60 JPY , Expires 12/16/24 . 1 2,090,000 35,050
111,763
Total Options Purchased (Cost $ 165,834 ) ......................................
123,097
Short Term Investments 15.9%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.5%
Egypt 4.5%
e
Egypt Treasury Bills , 5/27/25 ........
55,700,000 EGP 980,848
Total Foreign Government and Agency Securities (Cost $ 1,018,190 ) ...............
980,848
Shares
Money Market Funds 11.4%
United States 11.4%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio , 4.74% .......... 2,506,514 2,506,514
Total Money Market Funds (Cost $ 2,506,514 ) ...................................
2,506,514
a a a a a
Total Short Term Investments (Cost $ 3,524,704 ) .................................
3,487,362
a a a
Total Investments (Cost $ 22,139,433 ) 97.9% ....................................
$21,464,697
Options Written (0.4) % .......................................................
(93,947)
Other Assets, less Liabilities 2.5% .............................................
557,877
Net Assets 100.0% ...........................................................
$21,928,627
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.4)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 142.80 JPY , Expires 2/05/25 .. 1 1,040,750 (22,686)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 145.00 JPY , Expires 2/05/25 .. 1 523,000 (8,143)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 146.00 JPY , Expires 10/25/24 . 1 1,045,000 $ (5,517)
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 146.00 JPY , Expires 1/27/25 .. 1 1,045,000 (13,584)
(49,930)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , December Strike
Price 129.20 JPY , Expires 12/16/24 . 1 2,089,000 (4,477)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 130.39 JPY , Expires 2/05/25 .. 1 2,602,500 (14,935)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 130.39 JPY , Expires 2/05/25 .. 1 2,602,500 (14,935)
Foreign Exchange USD/JPY ,
Counterparty MSCO , December Strike
Price 137.10 JPY , Expires 12/16/24 . 1 1,045,000 (9,670)
(44,017)
Total Options Written (Premiums received $ 121,500 ) ............................
$ (93,947)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $2,396,731, representing 10.9% of net assets.
b
Income may be received in additional securities and/or cash.
c
A supranational organization is an entity formed by two or more central governments through international treaties.
d
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 4 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2024 , the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 34 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Dinar ............ DBAB Buy 12,187,000 114,313 10/15/24 $ 1,635 $ —
Dinar ............ DBAB Buy 12,163,721 114,340 10/21/24 1,394 —
Dinar ............ DBAB Buy 5,356,806 51,151 10/29/24 — (177)
Japanese Yen ...... MSCO Buy 188,700,000 1,323,430 10/29/24 573 (5,769)
Japanese Yen ...... MSCO Sell 142,420,000 998,693 10/29/24 5,836 (2,071)
Chilean Peso ...... HSBK Buy 86,800,000 90,618 11/04/24 5,937 —
Australian Dollar .... CITI Buy 245,000 163,180 11/07/24 6,295 —
Australian Dollar .... CITI Sell 245,000 163,757 11/07/24 — (5,718)
Australian Dollar .... DBAB Buy 245,000 163,023 11/07/24 6,452 —
Australian Dollar .... DBAB Sell 245,000 163,753 11/07/24 — (5,721)
Chilean Peso ...... HSBK Buy 102,300,000 109,593 11/13/24 4,196 —
Chilean Peso ...... JPHQ Buy 115,700,000 123,990 11/13/24 4,705 —
Australian Dollar .... DBAB Buy 521,000 349,242 11/22/24 11,188 —
Australian Dollar .... DBAB Sell 290,000 193,889 11/22/24 — (6,734)
Australian Dollar .... JPHQ Buy 489,000 327,919 11/22/24 10,373 —
Australian Dollar .... JPHQ Sell 59,000 39,876 11/22/24 — (941)
Mexican Peso ...... HSBK Buy 606,922 31,059 11/22/24 — (483)
Mexican Peso ...... BNDP Buy 553,693 27,904 11/26/24 27 (54)
Mexican Peso ...... HSBK Buy 552,727 28,017 11/26/24 — (188)
Dinar ............ DBAB Buy 11,876,000 112,325 12/10/24 776 —
Chilean Peso ...... JPHQ Buy 152,000,000 162,501 12/16/24 6,526 —
Dinar ............ DBAB Buy 11,409,706 108,410 12/18/24 259 —
Malaysian Ringgit ... GSCO Buy 3,470,000 797,701 12/18/24 47,137 —
New Zealand Dollar . CITI Buy 1,094,000 673,565 12/18/24 21,431 —
South Korean Won .. CITI Buy 188,000,000 140,587 12/18/24 2,525 —
South Korean Won .. HSBK Buy 1,424,600,000 1,065,990 12/18/24 18,467 —
Japanese Yen ...... BNDP Buy 47,525,120 307,587 1/17/25 27,877 —
Japanese Yen ...... BNDP Sell 27,800,000 185,214 1/17/25 — (11,017)
Japanese Yen ...... BOFA Buy 49,313,600 319,111 1/17/25 28,978 —
Japanese Yen ...... DBAB Buy 76,893,550 497,507 1/17/25 45,260 —
Japanese Yen ...... DBAB Sell 76,893,550 546,956 1/17/25 4,189 —
Japanese Yen ...... GSCO Buy 304,800,000 1,982,568 1/17/25 168,916 —
Japanese Yen ...... MSCO Buy 46,778,000 331,665 1/29/25 — (1,064)
Japanese Yen ...... MSCO Sell 13,327,000 93,228 1/29/25 — (959)
Norwegian Krone ... CITI Buy 11,393,000 1,048,596 2/12/25 31,182 —
Norwegian Krone ... CITI Sell 2,120,000 201,858 2/12/25 934 —
Norwegian Krone ... DBAB Buy 1,192,000 109,893 2/12/25 3,079 —
Dinar ............ DBAB Buy 5,784,000 54,892 3/10/25 258 —
Mexican Peso ...... BNDP Buy 201,200 9,734 3/10/25 236 —
Total Forward Exchange Contracts ................................................... $466,641 $(40,896)
Net unrealized appreciation (depreciation) ............................................ $425,745
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited), September 30, 2024
Templeton Sustainable Emerging Markets Bond Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd. , A .... Broadline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd. , B .... Broadline Retail 619,903 —
—
Total Common Stocks (Cost $ 14,998 ) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 2.9%
Costa Rica 2.9%
a ,c
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Financial Services 436,140 451,270
South Africa 0.0%
a ,d ,e ,f
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, PIK, 3% ,
12/31/22 ..................... Broadline Retail 188,190 —
Senior Secured Note , 144A, PIK, 8% ,
12/31/22 ..................... Broadline Retail 55,416 EUR —
a ,d ,e ,f
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 237,804 —
—
Total Corporate Bonds (Cost $ 737,175 ) ........................................
451,270
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 86.8%
Benin 1.0%
f
Benin Government Bond , Senior Bond ,
144A, 4.95% , 1/22/35 ............ 170,000 EUR 159,236
Brazil 2.3%
Brazil Notas do Tesouro Nacional , 10% ,
1/01/33 ...................... 2,186,000 BRL 357,038
Colombia 8.1%
Colombia Government Bond , Senior
Bond , 9.85% , 6/28/27 ............ 13,000,000 COP 3,059
Colombia Titulos de Tesoreria ,
B , 7% , 6/30/32 ................. 107,000,000 COP 21,779
B , 13.25% , 2/09/33 ............. 260,000,000 COP 73,368
B , 7.25% , 10/18/34 ............. 257,000,000 COP 50,701
B , 6.25% , 7/09/36 .............. 64,000,000 COP 11,155
B , 9.25% , 5/28/42 .............. 580,000,000 COP 121,681
G , 7% , 3/26/31 ................. 4,697,000,000 COP 990,143
1,271,886
Ecuador 2.2%
f
Ecuador Government Bond , Senior
Bond , 144A, 5.5% , 7/31/35 ........ 620,300 354,136
Egypt 3.0%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 4,300,000 EGP 87,434

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Egypt (continued)
Egypt Government Bond, (continued)
f
Senior Note , 144A, 5.25% , 10/06/25 . 390,000 $ 387,565
474,999
Ghana 1.2%
d
Ghana Government Bond ,
PIK, 8.35% , 2/16/27 ............. 820,955 GHS 37,055
PIK, 8.5% , 2/15/28 .............. 822,773 GHS 32,907
PIK, 8.65% , 2/13/29 ............. 773,313 GHS 27,904
PIK, 8.8% , 2/12/30 .............. 775,023 GHS 25,738
PIK, 8.95% , 2/11/31 ............. 738,553 GHS 22,850
PIK, 9.1% , 2/10/32 .............. 772,255 GHS 22,654
PIK, 9.25% , 2/08/33 ............. 773,959 GHS 21,562
PIK, 9.4% , 2/07/34 .............. 49,783 GHS 1,345
PIK, 9.55% , 2/06/35 ............. 25,893 GHS 684
PIK, 9.7% , 2/05/36 .............. 26,002 GHS 678
PIK, 9.85% , 2/03/37 ............. 26,112 GHS 675
PIK, 10% , 2/02/38 .............. 26,222 GHS 676
194,728
Hungary 3.8%
Hungary Government Bond , 4.5% ,
5/27/32 ...................... 234,000,000 HUF 597,605
India 12.0%
India Government Bond , Senior Bond ,
7.29% , 1/27/33 ................ 152,870,000 INR 1,887,682
Ivory Coast 2.3%
f
Ivory Coast Government Bond , Senior
Note , 144A, 7.625% , 1/30/33 ...... 360,000 370,102
Kenya 2.6%
f
Kenya Government Bond , Senior Note ,
144A, 9.75% , 2/16/31 ............ 400,000 405,000
Malaysia 4.9%
Malaysia Government Bond ,
3.899% , 11/16/27 ............... 1,940,000 MYR 477,638
3.885% , 8/15/29 ................ 519,000 MYR 128,056
4.498% , 4/15/30 ................ 630,000 MYR 159,767
765,461
Mexico 1.8%
Mexican Bonos Desarr Fixed Rate , M ,
7.5% , 5/26/33 ................. 6,420,000 MXN 291,670
Namibia 4.4%
Namibia Government Bond ,
9.5% , 7/15/35 ................. 8,910,000 NAD 515,935
9.5% , 7/15/37 ................. 3,100,000 NAD 171,789
687,724
Oman 1.8%
f
Oman Government Bond , Senior Bond ,
144A, 4.75% , 6/15/26 ............ 280,000 279,583

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Panama 3.6%
Panama Government Bond ,
Senior Bond , 6.875% , 1/31/36 ..... 330,000 $ 346,901
Senior Bond , 8% , 3/01/38 ........ 200,000 226,360
573,261
Poland 2.1%
Poland Government Bond , 2.75% ,
10/25/29 ..................... 1,410,000 PLN 331,797
Qatar 1.9%
f
Qatar Government Bond , Senior Bond ,
144A, 4.75% , 5/29/34 ............ 280,000 294,260
Romania 4.7%
f
Romania Government Bond ,
Senior Bond , 144A, 5.625% , 2/22/36 222,000 EUR 246,152
Senior Bond , 144A, 2.75% , 4/14/41 . 100,000 EUR 75,446
Senior Bond , 144A, 2.875% , 4/13/42 560,000 EUR 422,214
743,812
Serbia 7.1%
f
Serbia Government Bond ,
Senior Bond , 144A, 6.5% , 9/26/33 .. 340,000 364,461
Senior Bond , 144A, 6% , 6/12/34 .... 270,000 278,444
Serbia Treasury Bonds , 4.5% , 8/20/32 . 51,310,000 RSD 467,650
1,110,555
Seychelles 1.4%
f
Seychelles International Bond , Senior
Bond , Reg S, 8% , 1/01/26 ........ 211,905 213,620
Supranational 11.5%
g
European Bank for Reconstruction &
Development , Senior Note , 10% ,
3/28/26 ...................... 252,600,000 KZT 506,136
f,g
European Investment Bank , Senior
Bond , Reg S, 6.5% , 9/28/32 ....... 8,950,000 ZAR 467,494
g
International Bank for Reconstruction &
Development , Senior Bond , 7.07% ,
6/26/29 ...................... 10,800,000 MXN 522,989
g
International Finance Corp. , Senior
Note , 14.25% , 5/02/25 ........... 4,000,000,000 UZS 315,039
1,811,658
Uruguay 3.1%
h
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 19,417,837 UYU 485,508
Total Foreign Government and Agency Securities (Cost $ 13,517,464 ) ..............
13,661,321

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 $ —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 14,269,637 ) ................................
14,112,591
Short Term Investments 8.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.9%
Egypt 4.9%
i
Egypt Treasury Bills ,
3/04/25 ...................... 25,300,000 EGP 468,363
3/18/25 ...................... 16,425,000 EGP 301,099
769,462
Total Foreign Government and Agency Securities (Cost $ 791,899 ) ................
769,462
Shares
Money Market Funds 3.2%
United States 3.2%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio , 4.74% .......... 500,520 500,520
Total Money Market Funds (Cost $ 500,520 ) .....................................
500,520
a a a a a
Total Short Term Investments (Cost $ 1,292,419 ) .................................
1,269,982
a a a
Total Investments (Cost $ 15,562,056 ) 97.8% ....................................
$15,382,573
Other Assets, less Liabilities 2.2% .............................................
349,280
Net Assets 100.0% ...........................................................
$15,731,853
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $4,317,713, representing 27.4% of net assets.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 4 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2024, the Fund had the following forward exchange contracts outstanding.
At September 30, 2024 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 34.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Uruguayan Peso .... CITI Buy 36,600,000 920,024 10/25/24 $ 7,479 $ (729)
Columbian Peso .... GSCO Buy 370,000,000 89,815 10/28/24 — (1,992)
Columbian Peso .... MSCO Buy 764,000,000 185,473 10/28/24 — (4,130)
Brazilian Real ...... JPHQ Buy 3,428,685 615,276 11/04/24 13,583 —
Mexican Peso ...... HSBK Buy 1,870,513 95,722 11/22/24 — (1,488)
Mexican Peso ...... BNDP Buy 1,706,454 86,000 11/26/24 83 (166)
Mexican Peso ...... HSBK Buy 1,703,485 86,347 11/26/24 — (580)
Malaysian Ringgit ... GSCO Buy 1,930,000 443,678 12/18/24 26,217 —
South Korean Won .. CITI Buy 548,000,000 409,796 12/18/24 7,361 —
South Korean Won .. DBAB Buy 274,000,000 205,474 12/18/24 3,104 —
Indonesian Rupiah .. HSBK Buy 13,740,100,000 835,907 12/24/24 65,801 —
Indonesian Rupiah .. HSBK Sell 7,550,000,000 487,945 12/24/24 — (7,531)
Mexican Peso ...... BNDP Buy 620,189 30,003 3/10/25 727 —
Total Forward Exchange Contracts ................................................... $124,355 $(16,616)
Net unrealized appreciation (depreciation) ............................................ $107,739
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 3,422,237 BRL $ (24,474) $ — $ (24,474)
Total Interest Rate Swap Contracts .................................... $(24,474) $ — $(24,474)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At September 30, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2024, investments in affiliated management investment companies were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
a
K2016470219 South Africa Ltd., A ............... 2/22/11 - 2/01/17 $ 1,608,225 $ —
50,014,925
a
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,645,359 $—
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Sustainable Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 5/16/13 - 2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
436,140
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 436,140 451,270
Total Restricted Securities (Value is 2.9% of Net Assets) .............. $451,138 $451,270
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of September 30, 2024.
2. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $361,448,074 $1,279,810,734 $(1,266,496,899) $— $— $374,761,909 374,761,909 $11,241,171
Total Affiliated Securities ... $361,448,074 $1,279,810,734 $(1,266,496,899) $— $— $374,761,909 $11,241,171
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $16,359,736 $114,676,854 $(108,741,254) $— $— $22,295,336 22,295,336 $452,678
Total Affiliated Securities ... $16,359,736 $114,676,854 $(108,741,254) $— $— $22,295,336 $452,678
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $4,817,812 $9,722,450 $(12,033,748) $— $— $2,506,514 2,506,514 $109,993
Total Affiliated Securities ... $4,817,812 $9,722,450 $(12,033,748) $— $— $2,506,514 $109,993
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $598,325 $8,184,925 $(8,282,730) $— $— $500,520 500,520 $36,290
Total Affiliated Securities ... $598,325 $8,184,925 $(8,282,730) $— $— $500,520 $36,290
4. Investments in Affiliated Management Investment Companies
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... $ — $ 3,020,235,397 $ — $ 3,020,235,397
U.S. Government and Agency Securities ....... — 243,367,725 — 243,367,725
Options Purchased ....................... — 20,795,689 — 20,795,689
Short Term Investments ................... 374,761,909 — — 374,761,909
Total Investments in Securities ........... $374,761,909 $3,284,398,811 $— $3,659,160,720
Other Financial Instruments:
Forward Exchange Contracts ............... $— $67,645,143 $— $67,645,143
Swap Contracts ......................... — 1,729,907 — 1,729,907
Total Other Financial Instruments ......... $— $69,375,050 $— $69,375,050
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $15,868,620 $— $15,868,620
Forward Exchange Contracts ............... — 9,965,969 — $ 9,965,969
Swap Contracts ......................... — 2,147,667 — 2,147,667
Total Other Financial Instruments ......... $— $27,982,256 $— $27,982,256
Templeton Global Total Return Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ — — —
b
—
Corporate Bonds ........................ — — —
b
—
Foreign Government and Agency Securities .... — 193,793,924 — 193,793,924
U.S. Government and Agency Securities ....... — 20,267,816 — 20,267,816
Escrows and Litigation Trusts ............... — — —
b
—
Options Purchased ....................... — 1,190,802 — 1,190,802
Short Term Investments ................... 22,295,336 11,083,030 — 33,378,366
Total Investments in Securities ........... $22,295,336 $226,335,572 $— $248,630,908
Other Financial Instruments:
Forward Exchange Contracts ............... $— $4,704,139 $— $4,704,139
Total Other Financial Instruments ......... $— $4,704,139 $— $4,704,139
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $908,687 $— $908,687
Forward Exchange Contracts ............... — 669,275 — $ 669,275
Swap Contracts ......................... — 98,515 — 98,515
Total Other Financial Instruments ......... $— $1,676,477 $— $1,676,477
Templeton International Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... — 17,854,238 — $17,854,238
Options Purchased ....................... — 123,097 — 123,097
Short Term Investments ................... 2,506,514 980,848 — 3,487,362
Total Investments in Securities ........... $2,506,514 $18,958,183 $— $21,464,697
Other Financial Instruments:
Forward Exchange Contracts ............... $— $466,641 $— $466,641
Total Other Financial Instruments ......... $— $466,641 $— $466,641
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2024, the reconciliations are as follows:
Level 1 Level 2 Level 3 Total
Templeton International Bond Fund (continued)
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $93,947 $— $93,947
Forward Exchange Contracts ............... — 40,896 — 40,896
Total Other Financial Instruments ......... $— $134,843 $— $134,843
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ — — —
b
—
Corporate Bonds ........................ — — 451,270
b
451,270
Foreign Government and Agency Securities .... — 13,661,321 — 13,661,321
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 500,520 769,462 — 1,269,982
Total Investments in Securities ........... $500,520 $14,430,783 $451,270 $15,382,573
Other Financial Instruments:
Forward Exchange Contracts ............... $— $124,355 $— $124,355
Total Other Financial Instruments ......... $— $124,355 $— $124,355
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $16,616 $— $16,616
Swap Contracts ......................... — 24,474 — 24,474
Total Other Financial Instruments ......... $— $41,090 $— $41,090
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks:
South Africa .. $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Corporate Bonds:
Costa Rica ... 450,124 — (14,520) — — — — 15,666 451,270 15,649
South Africa .. —
b
— — — — — — — —
b
—
Escrows and
Litigation Trusts .. —
b
— — — — — — — —
b
—
Total Investments in
Securities ......... $450,124 $— $(14,520) $— $— $— $— $15,666 $451,270 $15,649
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2024, are as follows:
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Sustainable Emerging Markets
Bond Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
.....................
$451,270 Discounted cash flow Discount rate
(
b
)
7.2% Decrease
All Other
.......................
—
c
Total
..........................
$451,270
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental issuer credit spread combined to arrive at an 8% yield on issue date for an 8% coupon bond issued at par. The incremental issuer spread is further adjusted to reflect the current market spread for similar credits above the Costa Rican credit spread.
c
Includes financial instruments determined to have no value.
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
HUF
Hungarian Forint
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
KZT
Kazakhstani Tenge
MXN
Mexican Peso
MYR
Malaysian Ringgit
NAD
Namibian Dollar
NOK
Norwegian Krone
PLN
Polish Zloty
RSD
Serbian Dinar
USD
United States Dollar
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
Selected Portfolio
CDI
certificado de deposito interbancario
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 10.65%
1-day SOFR ........................ 4.96%
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.